SUPPLEMENTARY STATEMENTS OF OPERATIONS INFORMATION (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Supplementary Statement Of Operation Information [Abstract]
Grant received by subsidiary entity	$ 149	$ 94